UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey         November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  971,507
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name

1.       028-10536                   Pennant Offshore Partners, Ltd.

2.       028-10768                   Pennant Onshore Qualified, L.P.

3.       028-10746                   Pennant General Partner, LLC

4.       028-11666                   Pennant Windward Fund, L.P.

5.       028-11665                   Pennant Windward Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2006

COLUMN 1                      COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COL 7              COLUMN 8

                              TITLE                       VALUE    SHRS OR   SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRTN   MNGRS        SOLE     SHARED  NONE
--------------                --------       -----       --------  -------   --- ----  --------  --------     ----     ------  ----
AMR Corp                           COM       001765106     3,471    150,000  SH         Defined  1,2,3,4,5    150,000
Alleghany Corp Del                 COM       017175100     3,396     11,749  SH         Defined  1,2,3,4,5     11,749
Applied Matls Inc                  COM       038222105    10,638    600,000  SH         Defined  1,2,3,4,5    600,000
Arch Cap Group Ltd                 ORD       G0450A105    17,307    272,600  SH         Defined  1,2,3,4,5    272,600
Axcan Pharma Inc                   COM       054923107    64,703  4,736,700  SH         Defined  1,2,3,4,5  4,736,700
CF Inds Hldgs Inc                  COM       125269100    48,657  2,850,430  SH         Defined  1,2,3,4,5  2,850,430
Chipmos Tech Bermuda Ltd           SHS       G2110R106    23,956  4,012,700  SH         Defined    1,2,3    4,012,700
Cisco Sys Inc                      COM       17275R102    36,768  1,600,000  SH         Defined  1,2,3,4,5  1,600,000
Comcast Corp New                   CL A      20030N101    26,975    731,030  SH         Defined  1,2,3,4,5    731,030
Continental Airls Inc              CL B      210795308     2,831    100,000  SH         Defined  1,2,3,4,5    100,000
Copart Inc                         COM       217204106    14,095    500,000  SH         Defined  1,2,3,4,5    500,000
Dyax Corp                          COM       26746E103     3,263    980,000  SH         Defined      3        980,000
Fidelity Natl Finl Inc             COM       316326107    55,228  1,326,000  SH         Defined  1,2,3,4,5  1,326,000
Fidelity Natl Title Group In       CL A      31620R105     3,660    174,598  SH         Defined  1,2,3,4,5    174,598
Foster Wheeler Ltd               SHS NEW     G36535139     1,737     45,000  SH         Defined  1,2,3,4,5     45,000
Griffon Corp                       COM       398433102    15,430    646,400  SH         Defined    1,2,3      646,400
Grubb & Ellis Co              COM PAR $0.01  400095204     1,305    135,000  SH         Defined      3        135,000
Kadant Inc                         COM       48282T104     1,105     45,000  SH         Defined    1,2,3       45,000
Levitt Corp                        CL A      52742P108    13,591  1,155,700  SH         Defined    1,2,3    1,155,700
Linear Technology Corp             COM       535678106     1,867     60,000  SH         Defined  1,2,3,4,5     60,000
Micron Technology Inc              COM       595112103    24,360  1,400,000  SH         Defined  1,2,3,4,5  1,400,000
Microsoft Corp                     COM       594918104    40,686  1,487,600  SH         Defined  1,2,3,4,5  1,487,600
NRG Energy Inc                   COM NEW     629377508    21,468    473,900  SH         Defined  1,2,3,4,5    473,900
Novelis Inc                        COM       67000X106    29,050  1,135,200  SH         Defined  1,2,3,4,5  1,135,200
Oracle Corp                        COM       68389X105    35,480  2,000,000  SH         Defined  1,2,3,4,5  2,000,000
PHH Corp                         COM NEW     693320202    31,450  1,147,800  SH         Defined  1,2,3,4,5  1,147,800
Pfizer Inc                         COM       717081103    15,384    542,440  SH         Defined    2,3,4      542,440
RADVision Ltd                      ORD       M81869105     6,664    403,900  SH         Defined    1,2,3      403,900
Rinker Group Ltd              SPONSORED ADR  76687M101    14,805    287,700  SH         Defined  1,2,3,4,5    287,700
Rudolph Technologies Inc           COM       781270103     6,489    354,002  SH         Defined    1,2,3      354,002
Sanfilippo John B & Son Inc        COM       800422107     3,723    365,000  SH         Defined    1,2,3      365,000
Spansion Inc                      COM CL A   84649R101     6,019    361,080  SH         Defined  1,2,3,4,5    361,080
Symantec Corp                      COM       871503108    49,123  2,308,430  SH         Defined  1,2,3,4,5  2,308,430
Take-Two Interactive Softwar       COM       874054109    13,527    948,600  SH         Defined  1,2,3,4,5    948,600
Williams Cos Inc Del               COM       969457100    38,550  1,615,000  SH         Defined  1,2,3,4,5  1,615,000
TransDigm Group Inc                COM       893641100    24,664  1,010,000  SH         Defined  1,2,3,4,5  1,010,000
UAL Corp                          COM NEW    902549807     2,657    100,000  SH         Defined  1,2,3,4,5    100,000
U S Airways Group Inc              COM       90341W108     4,211     95,000  SH         Defined  1,2,3,4,5     95,000
United States Stl Corp New         COM       912909108     6,922    120,000  SH         Defined  1,2,3,4,5    120,000
Universal Stainless & Alloy        COM       913837100    11,853    526,800  SH         Defined    1,2,3      526,800
Walter Inds Inc                    COM       93317Q105    36,001    843,500  SH         Defined  1,2,3,4,5    843,500
Washington Group Intl Inc         COM NEW    938862208     7,361    125,054  SH         Defined  1,2,3,4,5    125,054
Hummingbird Inc                    COM       44544R101     6,653    240,200  SH         Defined    1,2,3      240,200
AMR Corp                           COM       001765106     4,628    200,000      CALL   Defined  1,2,3,4,5    200,000
Continential Airls Inc             CL B      210795308     5,662    200,000      CALL   Defined  1,2,3,4,5    200,000
Micron Technology Inc              COM       5951122103   17,400  1,000,000      CALL   Defined  1,2,3,4,5  1,000,000
UAL Corp                          COM NEW    902549807    13,285    500,000      CALL   Defined  1,2,3,4,5    500,000
U S Airways Group Inc              COM       90341W108     6,650    150,000      CALL   Defined  1,2,3,4,5    150,000
ISHARES TR                     RUSSELL 2000  464287655   136,800  1,900,000      PUT    Defined  1,2,3,4,5  1,900,000

SK 03461 0004 717157